Stockholders' Equity - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2020	Jan. 01, 2020
Class of Stock [Line Items]
Total common stock (in shares)	4,828,464
Stock options
Class of Stock [Line Items]
Total common stock (in shares)	1,099,855
Restricted Stock Units
Class of Stock [Line Items]
Total common stock (in shares)	3,000
Equity Incentive Plan
Class of Stock [Line Items]
Total common stock (in shares)	163,512	5,337
Employee Stock Purchase Plan
Class of Stock [Line Items]
Total common stock (in shares)	190,222	74,520
Warrants to purchase common stock
Class of Stock [Line Items]
Total common stock (in shares)	3,371,875